Employee Benefits - Weighted Average Assumptions to Determine Projected Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Projected Benefit Obligation Assumptions [Member] | Prior to age 65 [Member]
Health care cost trend rate
Health care cost trend rate	5.75%	6.00%
Projected Benefit Obligation Assumptions [Member] | After age 65 [Member]
Health care cost trend rate
Health care cost trend rate	5.75%	6.00%
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.00%	2.75%
Cash balance interest crediting rate	3.00%	3.00%
Rate of compensation increase	3.56%	3.56%
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.37%	1.82%